Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.
Significant accounting policies

The accounting policies described in detail below have been consistently applied to all years presented in these consolidated financial statements, unless otherwise stated. The financial statements are applicable for the group consisting of VTEX and its subsidiaries. The accounting policies have been consistently applied by the Group.

2.1.
Basis of preparation
a.
Compliance with IFRS

The consolidated financial statements of the VTEX Group have been prepared in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

The consolidated financial statements were authorized for issue by the Board of Directors on February 18, 2025.

b.
Historical cost convention

The financial statements have been prepared on a historical cost basis, except for certain financial assets and financial liabilities (including derivative instruments) measured at fair value.

c.
New standards, interpretations, and amendments adopted by the Group

In 2024 the Company has adopted the following new interpretation and amendments:

•
IFRIC Agenda Decision - Disclosure of Revenues and Expenses for Reportable Segments (IFRS 8);
•
Amendment to IFRS 16 – Leases on sale and leaseback;
•
Amendment to IAS 1 – Non-current liabilities with covenants; and
•
Amendments to IAS 7 and IFRS 7 on Supplier finance arrangements.

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

d.
New standards and interpretations not yet adopted

Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for the reporting period ended on December 31, 2024 and have not been early adopted by the group:

•
Amendments to IAS 21 -- Lack of Exchangeability;
•
Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7;
•
IFRS 19 Subsidiaries without Public Accountability: Disclosures; and
•
IFRS 18 Presentation and Disclosure in Financial Statements.

Management is currently assessing the detailed implications of applying the new standards on the group’s consolidated financial statements.

2.2.
Principles of consolidation and equity accounting
a.
Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is either exposed or has rights to variable returns from its involvement with said entity, and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group (refer to note 4).

Inter-company transactions, balances, and unrealized gains on transactions between Group companies are eliminated in the preparation of the consolidated financial statements. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed when necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of changes in equity and balance sheet respectively.

b.
Joint arrangements

Under IFRS 11 Joint Arrangements, investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

Interests in joint ventures are accounted for using the equity method after initially being recognized at cost in the consolidated balance sheet.

2.3.
Segment reporting

For reviewing the operational performance of the Group and allocating resources purposes, the Chief Operating Decision Maker (“CODM”) of the Group, which is comprised as the Board of Directors of the Group, reviews the consolidated results as a whole.

The CODM considers the whole Group a single operating and reportable segment, monitoring operations, making decisions on fund allocation, and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a consolidated basis for all subsidiaries.

The Group’s revenue, profit or loss, and assets and liabilities for this one reportable segment can be determined by reference to the consolidated financial statements.

a.
Segment revenue by region

None of the customers represent more than 5% of the Group’s revenues.

The amount of this revenue from external customers, by geography, is shown in the table below:

	December 31, 2024	December 31, 2023	December 31, 2022
Brazil	128,302	109,470	86,066
Latin America - except Brazil	73,597	70,302	55,770
Rest of the world	24,810	21,745	15,784
Total revenue by region	226,709	201,517	157,620

	December 31, 2024	December 31, 2023	December 31, 2022
Brazil	126,387	107,415	83,528
Latin America - except Brazil	71,804	68,305	54,519
Rest of the world	19,514	14,582	10,428
Subscription revenue	217,706	190,302	148,475
Services revenue	9,003	11,215	9,145
Total revenue	226,709	201,517	157,620
b.
Segment non-current assets by region

The total of right-of-use assets, property and equipment, intangible assets and investments in joint venture, broken down by location of the assets, is shown in the following table:

	December 31, 2024	December 31, 2023
Brazil	17,896	19,850
Latin America - except Brazil	603	304
Rest of the world	16,273	16,962
Total non-current assets by region	34,772	37,116

2.4.
Foreign currency translation
(i)
Functional and presentation currency

The Group has significant operations internationally that are denominated in foreign currencies, as the Group transacts business in various foreign currencies and has significant international revenues and costs. The subsidiaries of the Group generate revenues and incur most of their expenses in the respective local currencies of the countries in which they operate. Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in U.S. dollars (“US$”) which is the functional currency of VTEX (Group’s parent company) and presentation currency of the Group. All amounts have been rounded to the nearest thousands of US$, except when otherwise indicated.

(ii)
Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in profit or loss.

(iii)
Group companies with a different functional currency

The results and financial position of foreign operations that have a functional currency different from the presentation currency (U.S. dollar) are translated into the presentation currency as follows:

•
assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•
income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
•
all resulting exchange differences are recognized in other comprehensive income.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

For the translation mechanism when the functional currency is of a hyperinflationary economy, refer to note 2.25.

2.5.
Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank deposits, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

2.6.
Restricted cash

Restricted cash includes deposits subject to contractual restrictions and therefore not available for general use by the other entities within the group.

2.7.
Short and long-term investments

Short and long-term investments refer to investment in financial instruments that do not meet the definition of cash and cash equivalents. Such instruments are measured at their fair value or amortized cost. The Group determines the appropriate classification at the time of purchase. Long-term investments are strategic holdings in unquoted companies that the company does not expect to sell or realize in the short term.

Short-term investments are considered available to support current operations of the Company and are classified as current assets. Gains and losses in fair value and interest income are included in financial income (expenses).

2.8.
Trade receivables

Trade receivables are recognized initially at the amount of consideration that is unconditional. They are subsequently measured at amortized cost using the effective interest method, less expected credit losses. See note 7 for further information about the Group’s accounting for trade receivables and note 2.22 for a description of the Group’s impairment policies.

2.9.
Property and equipment

Property and equipment items are stated at historical cost of acquisition, less depreciation, and any impairment loss. The historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

The depreciation is calculated on a straight-line, and the assets have the following useful lives:

Class of Property and equipment	Useful life (years)
Machinery and equipment	10
Computers and peripherals	5
Furniture and fixtures	10
Leasehold improvements	2-10

The assets’ residual values, useful life, and depreciation methods are reviewed and adjusted, if appropriate, at the end of each reporting period. There were no changes in these assets useful life during the year ended December 31, 2024.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing sales value with carrying amount and are recognized in profit or loss.

2.10.
Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

•
fair values of the assets transferred;
•
liabilities incurred to the former owners of the acquired business;
•
equity interests issued by the Group; and
•
fair values of any liability resulting from a contingent consideration arrangement (“earn out”).

Identifiable assets acquired, liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

Acquisition-related costs are expensed as incurred.

The excess of the consideration transferred over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as of the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Earn out is classified either as equity or financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value, with fair value changes recognized in profit or loss.

The Group analyzes whether an arrangement for payments to selling shareholders is part of the consideration transferred in the business combination or is a transaction separate from the business combination. In the event of such cases, the amount is recognized according to IFRS 2 requirements.

2.11.
Intangible assets
a.
Goodwill

Goodwill is measured as described in note 2.10. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortized; however, it is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired, and it is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units (CGUs) for impairment testing. The allocation is made to those cash-generating units expected to benefit from the business combination in which the goodwill arose. The units are identified at the lowest level at which goodwill is monitored for internal management purposes.

b.
Customer relationship and intellectual property

Customer relationships and intellectual property acquired in a business combination are recognized at fair value at the acquisition date.

Customer relationship and intellectual property have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. Amortization is calculated under the straight-line method of 8 years according to the valuation made on the purchase price allocation. The Group periodically evaluates for changes on the useful lives.

c.
Software

Licenses of software acquired in a business combination are recognized at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and impairment losses, if applicable. Amortization is calculated under the straight-line method over 5 to 10 years according to the valuation made on the purchase prices allocation. Maintenance costs are recognized as expenses when incurred.

Software development costs associated with internal use software, which are incurred during the application development phase and meet other requirements under the guidance are capitalized.

d.
Trademark

Trademarks acquired in a business combination are recognized at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and impairment losses, if applicable. Amortization is calculated under the straight-line method according to the valuation made on the purchase prices allocation.

2.12.
Impairment of non-financial assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized in profit or loss for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (cash-generating units).

Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period. Therefore, impairment losses recognized for goodwill cannot be reversed in a subsequent period.

2.13.
Prepaid expenses

Prepaid expenses include prepaid software licenses and certain hosting services and are recognized as an asset in the statement of financial position. Those amounts are measured according to the date of transaction for the purpose of determining the exchange rate to be used for the related asset or expense at the date on which the group initially recognizes the non-monetary asset arising from the payment of advance consideration.

2.14.
Loans and financing

Loans and financing are initially recognized at fair value, net of transaction costs incurred. Loans are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Loans are removed from the balance sheet when the obligation specified in the contract is discharged, canceled, or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

2.15.
Accounts payable and accrued expenses

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year, which are unpaid. Accounts payable are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. Suppliers are presented as current liabilities unless payment is not due within 12 months after the reporting period.

It also includes liabilities for wages and salaries, that are expected to be settled within 12 months after the end of the period in which the employees render the related service is recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The Group does not have other long-term employee benefits or post-employment obligations.

The accounts payable and accrued expenses includes a liability and an expense for profit sharing recognized based on a formula, which considers the income for the year after certain adjustments. The Group recognizes the liability when it is contractually obligated or when there is a previous practice that has created a constructive obligation over the service period, if applicable.

2.16.
Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured based on management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period.

2.17.
Current and deferred income tax

The income tax benefit or expense for the period comprises current and deferred taxes. Income taxes are recognized in the profit or loss, except to the extent that they relate to items recognized in other comprehensive income or directly in equity. In such cases, the income taxes are also recognized in other comprehensive income or directly in equity.

The current and deferred income taxes are calculated based on the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Group entities operate and generate taxable income. Management periodically evaluates positions taken by the Group in income tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate, based on amounts expected to be paid to the tax authorities.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the Group is able to control the timing of the reversal of the temporary differences and, it is probable that the differences will not reverse in the foreseeable future.

2.18.
Share-based compensation

The Group operates equity-settled share-based compensation plans that are designed to provide long-term incentives for selected directors and employees to deliver long-term shareholder returns.

The cost of equity-settled transactions with employees is measured using their fair value at the date they are granted. The cost is expensed together with a corresponding increase in equity over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). At the end of each period, the Group revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

The fair value of stock options granted is calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options are included on note 23.

2.19.
Revenue recognition

Revenue is composed of subscriptions and other services as further discussed below:

a.
Subscriptions

Subscription revenues originate from a cloud-based multichannel SaaS (software as a service) platform focused on Ecommerce. There is a single performance obligation corresponding to maintaining access to the platform. Revenue is recognized over time and the transaction price consists of the following components:

•
take rate is a fixed percentage charged on each customer's gross merchandise value (GMV). Revenue is recognized in the period in which the transaction with the end consumer occurs;
•
voucher revenue is a non-refundable upfront fee paid in exchange for a reduction of the aforementioned take rate during a predetermined period. Revenue is recognized ratably over the contractual period;
•
fixed fee is a fixed amount billed on a monthly basis. Revenue is recognized ratably over the contract period; and
•
rebates represent VTEX’s share from partnerships (such as marketplaces and payment providers) that is calculated as a fixed percentage of the end consumer’s gross merchandise value, or as a fixed fee. Revenue is recognized in the period in which the transaction with the end consumer occurs.
b.
Services

Services comprise revenues substantially from consulting and professional services, which primarily consist of digital commerce solutions architecting, education packages and others. Revenues from consulting services are recognized in the accounting period in which the services are rendered based on the actual service provided to the end of the reporting period as a proportion of the total services to be provided because the customer receives and uses the benefits simultaneously and the customer pays the service based on a payment schedule. The Group does not provide implementation services, which are provided by third-party companies to the customers of the Group.

Estimates of revenues, costs, or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in profit or loss in the period in which the circumstances that give rise to the revision become known by management. Payments received in advance of services being rendered are recorded as deferred revenue and recognized ratably over time.

2.20.
Deferred Commissions

Deferred costs include deferred sales commissions that are incremental costs of obtaining customer contracts. Sales commissions are not paid on subscription renewal. The Group amortizes deferred sales commissions ratably over five years. The Group determined the period of benefit by taking into consideration past experience with customers.

2.21.
Leases

The Group leases mostly commercial buildings used by its administrative areas. Rental contracts are typically made for fixed periods but may have extension options. Contracts may contain both lease and non-lease components. However, for these real estate leases, the Group elected not to separate lease and non-lease components and instead accounts for these as a single lease component.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for the Group.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•
fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•
variable lease payments that are based on an index or a rate, initially measured using the index or rate as of the commencement date;
•
amounts expected to be payable by the Group under residual value guarantees;
•
the exercise price of a purchase option if the Group is reasonably certain to exercise that option; and
•
payments of penalties for terminating the lease if the lease term reflects the Group exercising that option.

Lease payments to be made under reasonable extension options are also included in the measurement of the liability.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security, and conditions.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance costs. The finance cost is charged to profit or loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

•
the amount of the initial measurement of a lease liability;
•
any lease payments made at or before the commencement date less any lease incentives received;
•
any initial direct costs; and
•
restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Payments associated with short-term leases and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT equipment and furniture.

2.22.
Distribution of dividends

Provision is recorded for the amount of any dividend declared and authorized until the end of the reporting period.

2.23.
Earnings per share
a.
Basic earnings per share

Basic earnings per share are calculated by dividing:

•
the profit attributable to owners of the Group, excluding any costs of servicing equity other than ordinary shares;
•
by the weighted average number of ordinary shares outstanding during the financial year and excluding treasury shares if applicable.

The treasury shares are not considered outstanding common shares for the earnings per share calculation and thus are excluded from the weighted average number of outstanding shares.

b.
Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to consider the weighted average number of additional ordinary shares that would have been outstanding, assuming the conversion of all dilutive potential ordinary shares.

2.24.
Financial instruments

The Group classifies its financial assets according to the business model for the management of its financial assets, measured at amortized cost and fair value through profit or loss, as follows:

a.
Classification

The Group classifies its financial assets under the following measurement categories:

•
measured at fair value through profit or loss; and
•
measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in profit or loss.

The Group reclassifies investments in debt securities only when the business model for managing such assets is changed.

b.
Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

c.
Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Debt instruments

The subsequent measurement of debt instruments depends on the Group's business model for asset management, in addition to the characteristics of the asset's cash flow. The Group classifies its debt instruments according to the following two measurement categories:

Amortized cost - assets, held to collect contractual cash flows when such cash flows represent only payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is recorded in financial income using the effective interest rate method. Any gains or losses due to asset’s write-off are recognized directly in the income statement and presented in “Financial income, net” together with foreign exchange gains and losses. Impairment losses are presented in a separate account in the income statement.

Fair value through profit or loss - assets that do not meet the classification criteria as amortized cost or fair value through other comprehensive income are measured at fair value through profit or loss. Any gains or losses on an investment in a debt security that is subsequently measured at fair value through profit or loss are recognized in the profit or loss and presented as "Financial result, net", in the period in which they occur.

Equity instruments

The Group subsequently measures all equity investments at fair value. Dividends from such investments continue to be recognized in profit or loss as financial income when the Group’s right to receive payments is established.

Changes in the fair value of financial assets at fair value through profit or loss are recognized in financial income (expense) in the statement of income as applicable.

Impairment of financial assets

The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from the initial recognition of the receivables. For more details, refer to note 24.2 (a)(iii).

Offsetting financial assets and financial liabilities

Financial assets and liabilities are offset and the net amount is presented in the balance sheet when there is a legal right to offset the recognized amounts and there is the intention to liquidate them on a net basis or carrying out the asset and settling the liability simultaneously. The legal right should not be contingent on future events, and should be applicable in the normal business course and the event of default, insolvency or bankruptcy of the Group or the counterparty.

2.25.
IAS 29 - Financial reporting in Hyperinflationary Economies

On June 14, 2018, the National Institute of Statistics and Census of Argentina (“INDEC”), disclosed the wholesale price index data for May 2018, which has been consistently published in Argentina and used as a basis for monitoring inflation in Argentina. Based on this data, the accumulated inflation in the last three years exceeded 100%, and with support from qualitative analysis, the Group concluded that as of July 1, 2018, Argentina was considered a country with a hyperinflationary economy. As a result, VTEX ARG has adopted the IAS 29 Financial Reporting in Hyperinflationary Economies as of the same date retrospectively as if the currency had always been hyperinflationary.

Pursuant to IAS 29, non-monetary items and income statement balances of subsidiaries that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, applying a general price index.

IAS 29 generated an impact for the year ended December 31, 2024, in the finance result in the amount of US$6,908 (US$19,369 in 2023 and US$5,175 in 2022).

The translation of the balances of a hyperinflationary economy to the presentation currency was based on the closing rate of the reporting period for both balance sheet and statement of comprehensive income balances. The Group used the General Consumer Price Index (“IPC”) obtained from INDEX to calculate hyperinflation effects on the balances since Argentina was considered to be hyper-inflationary for the purpose of IAS 29.

The accumulated inflation rates from January 1, 2024, to December 31, 2024, was 117.7% (2023 –211.4%).